Average Annual Total Returns - Class A and Class C - SP 500 2x Strategy Fund	Aug. 01, 2021
Class A
Average Annual Return:
1 Year	14.60%
5 Years	22.04%
10 Years	21.33%
Class C
Average Annual Return:
1 Year	18.41%
5 Years	22.31%
10 Years	21.03%